Initial Public Offering, Description (Q3) (Details) - USD ($)		9 Months Ended	10 Months Ended	12 Months Ended
	Nov. 01, 2021	Sep. 30, 2023	Dec. 31, 2021	Dec. 31, 2022	Sep. 30, 2022
Initial Public Offering [Abstract]
Cash deposited in Trust Account			$ 234,600,000	$ 0
Cash deposited in Trust Account per Unit (in dollars per share)		$ 10.2		$ 10.2
Class A Common Stock [Member]
Initial Public Offering [Abstract]
Units issued (in shares)		22,700,000		22,700,000
Unit price (in dollars per share)		$ 11.5		$ 11.5
Common stock, par value (in dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
Number of shares issued upon exercise of warrant (in shares)		0	0	0	0
Class A Common Stock [Member] | Public Warrants [Member]
Initial Public Offering [Abstract]
Number of shares issued upon exercise of warrant (in shares)	1
Exercise price of warrant (in dollars per share)	$ 11.5
Initial Public Offering [Member]
Initial Public Offering [Abstract]
Units issued (in shares)	23,000,000		23,000,000
Unit price (in dollars per share)	$ 10
Cash deposited in Trust Account	$ 234,600,000
Cash deposited in Trust Account per Unit (in dollars per share)	$ 10.2
Initial Public Offering [Member] | Public Warrants [Member]
Initial Public Offering [Abstract]
Number of securities called by each Unit (in shares)	0.50
Initial Public Offering [Member] | Class A Common Stock [Member]
Initial Public Offering [Abstract]
Number of securities called by each Unit (in shares)	1
Common stock, par value (in dollars per share)	$ 0.0001
Number of shares issued upon exercise of warrant (in shares)	1
Exercise price of warrant (in dollars per share)	$ 11.5
Over-Allotment Option [Member]
Initial Public Offering [Abstract]
Units issued (in shares)	3,000,000
Unit price (in dollars per share)	$ 10